PROVISION FOR JUDICIAL LIABILITIES - Provisions for probable losses by lawsuit natures (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Judicial deposits	R$ (188,814)	R$ (174,324)
Provision	3,630,265	3,686,801
Provisions, net	3,441,451	3,512,477	R$ 351,270
Tax
Disclosure of other provisions [line items]
Judicial deposits	(130,502)	(124,133)
Provision	3,137,046	3,176,503
Provisions, net	3,006,544	3,052,370
Labor
Disclosure of other provisions [line items]
Judicial deposits	(54,975)	(50,464)
Provision	234,300	227,139	R$ 50,869
Provisions, net	179,325	176,675
Civil
Disclosure of other provisions [line items]
Judicial deposits	(3,337)	273
Provision	258,919	283,159
Provisions, net	R$ 255,582	R$ 283,432